Income tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income tax
16	Income tax

(a)	Income tax expense in the consolidated income statement

	2018	2017	2016
	RMB million	RMB million	RMB million
PRC income tax
–Provision for the year	962	2,280	2,203
–(Over)/under-provision in prior year	(27)	(2)	47

	935	2,278	2,250

Deferred tax (Note 29)
Origination and reversal of temporary differences	65	(302)	(487)

Tax expense	1,000	1,976	1,763

In respect of a majority of the Group’s airlines operation outside mainland China, the Group has either obtained exemptions from overseas taxation pursuant to the bilateral aviation agreements between the overseas governments and the PRC government, or has sustained tax losses in those overseas jurisdictions. Accordingly, no provision for overseas income tax has been made for overseas airlines operation in the current and prior years.

Under the Corporate Income Tax Law of the PRC, the Company and a majority of its PRC subsidiaries are subject to PRC income tax at 25% (2017: 25%; 2016: 25%). Certain PRC subsidiaries of the Company are subject to preferential income tax rate at 15% either because they are qualified as Advanced and New Technology Enterprises, or according to the preferential tax policy in locations, where those subsidiaries are located.

(b)	Reconciliation between actual tax expense and calculated tax based on accounting profit at applicable tax rates

	2018	2017	2016
	RMB million	RMB million	RMB million
Profit before income tax	4,364	8,874	7,661

Notional tax on profit before taxation, calculated at the rates applicable to profits in the tax jurisdictions concerned (Note 16(a))	1,089	2,179	1,857
Adjustments for tax effect of:
Non-deductible expenses	23	9	4
Share of results of associates and joint ventures and other non-taxable income	(121)	(137)	(154)
Taxable temporary differences for which no deferred tax liabilities were recognised	—	(27)	—
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	73	26	48
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(17)	(72)	(39)
(Over)/under-provision in prior year	(27)	(2)	47
Super deduction of research and development expenses	(20)	—	—

Tax expense	1,000	1,976	1,763